Subordinated liabilities - HSBC's subordinated liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,220,739	$ 2,099,449
HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	87,730	75,796
Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	44,116	44,567
Subordinated liabilities | HSBC Subsidiaries
Disclosure of financial liabilities [line items]
Financial liabilities	15,470	16,860
Subordinated liabilities | HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	28,646	27,707
Subordinated Liabilities | HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	29,271	28,536
At cost | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	19,826	20,984
At cost | Subordinated liabilities | HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	15,877	15,189
At cost | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	17,988	19,230
At cost | Subordinated Liabilities | HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	15,877	15,189
At cost | Preferred securities
Disclosure of financial liabilities [line items]
Financial liabilities	1,838	1,754
Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	94,429	86,832
Financial liabilities designated at fair value | HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	30,890	30,113
Financial liabilities designated at fair value | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	24,290	23,583
Financial liabilities designated at fair value | Subordinated liabilities | HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	13,394	13,347
Financial liabilities designated at fair value | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	23,831	23,172
Financial liabilities designated at fair value | Subordinated Liabilities | HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	13,394	13,347
Financial liabilities designated at fair value | Preferred securities
Disclosure of financial liabilities [line items]
Financial liabilities	$ 459	$ 411